Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

Related Party Financing

On March 8, 2022, the Company entered into an Unsecured Revolving Promissory Note (the “Note”) with the Chairman of the Board and Chief Executive Officer of the Company (the “Lender”). The Company expects to initially borrow approximately $3 million under the Note. Under the terms of the Note, proceeds may be used solely to finance the production of orders from its largest customer or any of its affiliates or subsidiaries. The Note does not contain a cap on borrowings thereunder. However, further advances under the Note are at the discretion of the Lender. Outstanding balances under the Note accrue interest at the rate of 18% per annum. Prior to maturity, the Company generally may pay down principal balances and re-borrow under the Note, subject to the discretion of the Lender to advance funds under the Note. The Note contains customary events of default and acceleration provisions.

The Note is subordinate to the 14% Original Issue Discount Senior Secured Notes previously issued by the Company. Under the terms of the First Amendment to Intercreditor and Subordination Agreement, dated as of March 8, 2022, between the Company, Ryan Drexler and Empery Tax Efficient, LP (the “Amendment”), principal but not interest due under the Note generally may be repaid out of payments received by the Company in respect of accounts receivable financed pursuant to the Note.

Bakery Barn, LLC v. MusclePharm Corporation

On January 24, 2022, Bakery Barn (“Bakery Barn”) filed suit against Company in Allegheny County, Pennsylvania court. Company received the Complaint on February 16, 2022. Bakery Barn alleges that the Company owes Bakery Barn over $1.9 million dollars for breach of contract. Parties operated on an open account basis with payment terms established by mutual verbal agreement, custom and usage. Beginning in late 2020, Bakery Barn resumed production for Company and operated under a verbal agreement until August 2021. Bakery Barn contends that Company is required to reimburse Bakery Barn for foil wraps ordered by Bakery Barn in the amount of $77,800, specific ingredients totaling $42,400, and products manufactured under purchase order Invoice no. 59192 delivered to Company in the amount of $1,816,017.

On February 24, 2022, Flaherty Fardo Rogel & Amick, LLC (“Company Counsel”) filed a Praecipe for Appearance on behalf of the Company. On February 28, 2022, Company Counsel filed Preliminary Objections to Complaint and Brief In Support Thereof. Bakery Barn filed an Amended Complaint in Civil Action on March 14, 2022. Company Counsel is in the process of filing Preliminary Objections to this Amended Complaint. The Company intends to continue to vigorously litigate the matter.

Bar Bakers, LLC v. CFC/Flavor Producers, LLC. Vs MusclePharm

On March 18, 2022, the Company retained Barnes & Thornburg to represent it in connection with a Cross-Complaint filed Superior Court of California, County of Orange, Case No. 30-2019-01073098-CU-BC-CJC in the matter Bar Bakers LLC v. Creative Flavor Concepts, Inc. et al.. According to the pleadings, the matter arises from an agreement between the plaintiffs and defendants in which the plaintiff agreed to manufacturer energy bars and sell them to the defendants. The defendants then sold the energy bars to various retailers, including the Company. On May 29, 2019, the plaintiff sued the defendants alleging that the defendants were responsible for unpaid invoices – nine for bars actually manufactured and delivered to the Company and one invoice for raw materials. According to the pleadings, the unpaid invoices total $885,163.72. The invoice for the raw materials is allegedly $4,658,593.02. On January 31, 2022, one of the defendants, Flavor Producers LLC, filed and served a cross claim against the Company alleging that it was partially responsible for any damages that may befall on it. Specifically, Flavor Producers is asking the Court to award it $389,989.60 in compensatory damages. On March 25, 2022, the Company filed an answer to that that cross claim denying the factual allegations and Flavor Producers’ assertion that it is entitled to any damages, including but not limited to, compensatory damages.

White Winston Select Asset Fund Series MP-18, LLC et al., v MusclePharm Corp., et al., (Mass. Super. Ct.)

The Company and its Chief Executive Officer have been named as defendants in a new lawsuit filed on February 8, 2022 by White Winston Select Asset Funds, LLC and White Winston Select Asset Fund Series Fund MP-18, LLC (collectively, “White Winston”) in the Superior Court of Suffolk County Massachusetts. White Winston is bringing claims alleging unfair trade practices, abuse of process, malicious prosecution, breach of duty of loyalty and, in the alternative, for breach of the settlement agreement relating to the prior action filed by White Winston in Nevada. The Company has not yet responded to complaint and at this time cannot reasonably estimate any loss that may arise from this matter.

Senior Notes Payable

On April 12, 2022, the maturity date of the Senior Notes was extended to May 28, 2022 as no event of default has occurred and the Company’s cash flows from operating and investing activities (but not cash flows from financing activities) was positive for March 2022 and no event of default is reasonably expected to occur on or before April 30, 2022 and the sum of cash flows from operating and investing activities (but not from financing activities) of the Company and its subsidiaries will be positive for April 2022.